Leases - Supplemental cash flow information (Details) - 12 months ended Jun. 30, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	¥ 77,887	$ 11,218
Supplemental noncash information:
Effect on operating assets upon the adoption of ASU 2016-13 on July 1, 2022	204,296	29,425
Right-of-use assets obtained in exchange for lease obligations, net of decrease of right-of-use assets for early terminations	48,572	6,996
Transfer of prepayment of other liabilities to lease liabilities upon the adoption of ASU 2016-13 on July 1, 2022	¥ 10,135	$ 1,460